Shareholder Report, Line Graph (Details) - USD ($)		8 Months Ended
	Apr. 16, 2025	Dec. 31, 2025
DGI U.S. Government Money Market Fund | Class A Withholding
Account Value [Line Items]
Line Graph and Table Measure Name		DGI U.S. Government Money Market Fund
Accumulated Value	$ 10,000	$ 10,228
DGI U.S. Government Money Market Fund | Class A Non-Withholding
Account Value [Line Items]
Line Graph and Table Measure Name		DGI U.S. Government Money Market Fund
Accumulated Value	10,000	$ 10,227
DGI U.S. Government Money Market Fund | Class I Withholding
Account Value [Line Items]
Line Graph and Table Measure Name		DGI U.S. Government Money Market Fund
Accumulated Value	10,000	$ 10,228
DGI U.S. Government Money Market Fund | Class I Non-Withholding
Account Value [Line Items]
Line Graph and Table Measure Name		DGI U.S. Government Money Market Fund
Accumulated Value	$ 10,000	$ 10,228